1940 Act
Rule 30b2-1

VIA EDGAR

September 8, 2015

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	PHL Variable Accumulation Account

File No. 811-08914, CIK 0000934344

Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), the referenced separate account, a unit investment trust registered under the Act, mailed to its contract owners reports for the underlying management investment companies listed in the table below. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, each investment company listed below filed a report on Form N-CSRS with the Securities and Exchange Commission on the dates indicated. These filings are hereby incorporated by reference.

Investment Company	CIK	Date Filed
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	0000896435	8/25/2015
The Alger Portfolios	0000832566	8/28/2015
AllianceBernstein Variable Products Series Fund, Inc.	0000825316	8/21/2015
ALPS Variable Investment Trust	0001382990	8/28/2015
Anchor Series Trust	0000726735	9/4/2015
Calvert Variable Products, Inc.	0000743773	9/3/2015
Deutsche Investments VIT Funds	0001006373	8/24/2015
Federated Insurance Series	0000912577	8/25/2015
Franklin Templeton Variable Insurance Products Trust	0000837274	8/28/2015
Franklin Templeton Variable Insurance Products Trust-TIP (Class 1)	0000837274	8/28/2015
Lazard Retirement Series, Inc.	0001033669	9/8/2015
Lord Abbett Series Fund, Inc.	0000855396	8/19/2015
Neuberger Berman Advisers Management Trust-Class S	0000736913	8/13/2015
		8/31/2015
Oppenheimer Variable Account Funds-Service Shares	0000752737	8/26/2015
PIMCO Variable Insurance Trust-Advisor Class	0001047304	8/28/2015
Sentinel Variable Products Trust	0001112513	9/4/2015
Variable Insurance Products Fund	0000356494	8/24/2015
Variable Insurance Products Fund II	0000831016	8/24/2015
Variable Insurance Products III	0000927384	8/24/2015
Variable Insurance Products Fund V	0000823535	8/28/2015
Virtus Variable Insurance Trust	0000792359	9/4/2015
Wanger Advisors Trust	0000929521	9/2/2015

/s/Lois L. McGuire

Lois L. McGuire

Assistant Vice President

Phoenix Life Insurance Company